Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (156,448)	$ (161,355)	$ (193,969)	$ (16,745)
Adjustments to reconcile net loss to net cash used in/(provided by) operating activities:
Depreciation and amortization	66,771	63,606	85,097
Imputed interest	20,967
Changes in operating assets and liabilities:
Accounts receivable	(2,175)	13,400	13,300
Accounts payable and accrued expenses	70,657	12,647	(17,144)	5,300
Deferred income			4,800
Deferred revenue	3,525
Security deposits	1,200	(1,828)	(1,828)
Restricted cash	(1,909)		(9,536)
Net cash (used in)/provided by operating activities	2,588	(73,530)	(119,280)	(11,445)
CASH FLOWS FROM INVESTING ACTIVITIES:
Building Improvements	(9,493)	(47,298)	(47,298)
Purchase of LLC interests		(3,000)	(3,000)
Net cash used in investing activities	(9,493)	(50,298)	(50,298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from shareholders	12,897	368,672	441,516
Proceeds from mortgage payable - related party			1,425,982
Repayments of mortgages payable	(11,476)	(269,139)	(1,728,353)
Capital contribution		47,414	47,414	13,420
Common stock proceeds
Net cash (used in)/provided by financing activities	1,421	146,947	186,727	13,420
NET CHANGE IN CASH	(5,484)	23,119	17,149	1,975
Cash at beginning of year	19,379	2,230	2,230	273
Cash at end of year	13,895	25,349	19,379	2,230
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Cash paid for interest		127,860	170,228
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets contributed by stockholder		2,492,306	2,492,306
Liabilities contributed by stockholder		2,317,469	2,317,469
Imputed interest on stockholder loans	$ 20,967